Schedule of investments
Optimum Large Cap Growth Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.85%♦
Communication Services — 7.36%
Alphabet Class A †	282,200	$ 24,898,506
Alphabet Class C †	309,936	27,500,621
Meta Platforms Class A †	177,681	21,382,132
Netflix †	106,272	31,337,487
Sea ADR †	96,650	5,028,699
Walt Disney †	53,552	4,652,598
		114,800,043
Consumer Discretionary — 13.58%
Advance Auto Parts	69,530	10,222,996
Amazon.com †	978,040	82,155,360
Aptiv †	113,433	10,564,015
Chipotle Mexican Grill †	11,794	16,364,057
Lululemon Athletica †	53,707	17,206,649
Magic Leap Class A =, †	2,058	37,542
NIKE Class B	294,938	34,510,695
Pool	15,261	4,613,858
Sonos †	50,780	858,182
Tesla †	189,349	23,324,010
Tractor Supply	20,410	4,591,638
Wingstop	53,789	7,402,442
		211,851,444
Consumer Staples — 4.55%
Constellation Brands Class A	67,302	15,597,238
Costco Wholesale	35,904	16,390,176
Estee Lauder Class A	68,125	16,902,494
Monster Beverage †	217,820	22,115,265
		71,005,173
Energy — 0.94%
EOG Resources	112,956	14,630,061
		14,630,061
Financials — 3.06%
JPMorgan Chase & Co.	24,601	3,298,994
Marsh & McLennan	72,100	11,931,108
MSCI	23,186	10,785,432
S&P Global	64,946	21,753,013
		47,768,547
Healthcare — 18.89%
Alcon	255,920	17,543,316
Dexcom †	232,722	26,353,439
Edwards Lifesciences †	111,537	8,321,776
Eli Lilly & Co.	20,692	7,569,961
Genmab †	17,345	7,343,186
IDEXX Laboratories †	19,791	8,073,936
Insulet †	24,347	7,167,513
Intuitive Surgical †	139,750	37,082,663
Maravai LifeSciences Holdings Class A †	101,896	1,458,132
Regeneron Pharmaceuticals †	31,545	22,759,402
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
Stryker	65,900	$ 16,111,891
Thermo Fisher Scientific	47,830	26,339,503
UnitedHealth Group	145,561	77,173,531
Waters †	25,107	8,601,156
Zoetis	155,400	22,773,870
		294,673,275
Industrials — 9.21%
Acuity Brands	41,683	6,903,122
Advanced Drainage Systems	71,162	5,833,149
Copart †	73,934	4,501,841
Donaldson	53,936	3,175,212
Eaton	121,390	19,052,161
Fortive	83,521	5,366,224
JB Hunt Transport Services	51,903	9,049,807
Nordson	30,100	7,155,372
Raytheon Technologies	213,190	21,515,135
Uber Technologies †	414,045	10,239,333
United Parcel Service Class B	114,980	19,988,123
Westinghouse Air Brake Technologies	67,445	6,731,685
WW Grainger	37,870	21,065,188
Yaskawa Electric	95,700	3,080,863
		143,657,215
Information Technology — 38.29%
Adobe †	38,240	12,868,907
Advanced Micro Devices †	132,653	8,591,935
Adyen 144A #, †	6,621	9,131,470
Analog Devices	68,047	11,161,749
Apple	1,046,036	135,911,458
Applied Materials	115,848	11,281,278
ASML Holding	12,466	6,722,823
ASML Holding	28,270	15,446,728
Atlassian Class A Class A †	63,030	8,110,700
Block †	59,899	3,764,053
Cognex	32,900	1,549,919
DocuSign †	83,476	4,626,240
Intel	241,000	6,369,630
Keyence	6,300	2,468,348
Mastercard Class A	117,985	41,026,924
Microsoft	448,900	107,655,198
NVIDIA	284,458	41,570,692
Okta †	15,245	1,041,691
Palo Alto Networks †	126,310	17,625,297
Paycom Software †	25,687	7,970,933
PayPal Holdings †	208,453	14,846,023
Salesforce †	133,724	17,730,465
Shopify Class A †	29,002	1,006,659
Splunk †	122,045	10,506,854
Unity Software †	87,300	2,495,907
NQ-OPTLG [12/22] 2/23 (2747702)    1

Schedule of investments
Optimum Large Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Visa Class A	391,852	$ 81,411,172
Workday Class A †	66,920	11,197,724
Zscaler †	28,904	3,234,358
		597,325,135
Materials — 1.10%
Ecolab	28,062	4,084,705
Sherwin-Williams	54,900	13,029,417
		17,114,122
Real Estate — 0.87%
Equinix	20,680	13,546,020
		13,546,020
Total Common Stocks (cost $1,341,388,073)		1,526,371,035

Exchange-Traded Fund — 0.23%
iShares Russell 1000 Growth ETF	17,045	3,651,721
Total Exchange-Traded Fund (cost $3,759,113)		3,651,721

Rights — 0.00%
ABIOMED †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 1.96%
Money Market Mutual Funds — 1.96%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	7,624,652	7,624,652
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	7,624,653	7,624,653
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	7,624,653	$ 7,624,653
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	7,624,653	7,624,653
Total Short-Term Investments (cost $30,498,611)		30,498,611

Total Value of Securities—100.04% (cost $1,375,645,797)		1,560,537,380
Liabilities Net of Receivables and Other Assets—(0.04%)		(619,811)
Net Assets Applicable to 98,753,940 Shares Outstanding—100.00%		$1,559,917,569
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $9,131,470, which represents 0.59% of the Fund's net assets.

The following foreign currency exchange contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BAML	JPY	(255,435,075)	USD	1,887,944	3/31/23	$(82,819)
JPMCB	EUR	(5,668,767)	USD	6,070,025	3/31/23	(36,434)
Total Foreign Currency Exchange Contracts						$(119,253)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
2    NQ-OPTLG [12/22] 2/23 (2747702)

(Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
BAML – Bank of America Merrill Lynch
ETF – Exchange-Traded Fund
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
EUR – European Monetary Unit
JPY – Japanese Yen
USD – US Dollar
NQ-OPTLG [12/22] 2/23 (2747702)    3